Statutory Information (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Schedule of Statutory Net Income and Capital and Surplus
The Company's statutory net income and capital and surplus are as follows:

	Years Ended and at December 31,
	2017	2016	2015
Statutory net income	$106.2	$481.7	$71.5
Statutory capital and surplus	$113.9	$158.5	$428.4